Accrued Liabilities – Other	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Note 7: Accrued Liabilities - Other

Prior to the Merger, China Grand Resorts, Inc., recorded various liabilities that were incurred by former related parties. The current management team is not aware of any written agreements in place governing the terms of the loans nor have they been in contact with the debt holders however recognizes that China Grand Resorts, Inc. previously reported these amounts as liabilities of the Company. In accordance with ASC 405-20-40 the liabilities may only be removed from the Company’s financial statements if they are paid, formally settled or judicially released. Management believes the relevant statute of limitations has passed and that no enforceable legal claim exists in relation to these liabilities of $1,642,118 but does not believe that is sufficient to remove the liability from the financial statements. Management does not intend to remove these liabilities, $1,642,118, from the Company’s financial statements until such time that the liability is formally settled or judicially released in accordance with ASC 405-20-40. Due to the lack of written agreements and other factors noted above management concluded to no longer accrue interest on these loans.